Document and Entity Information	8 Months Ended	11 Months Ended
	Sep. 30, 2012	Jan. 04, 2013	Oct. 31, 2012
Document - Document and Entity Information [Abstract]
Entity Registrant Name	AMERICAN REALTY CAPITAL TRUST IV, INC.
Entity Central Index Key	0001545208
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-11
Document Period End Date		Jan 4, 2013
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Amendment Flag	false
Common Stock, Shares, Outstanding	374,760		2,824,010

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
ASSETS
Land	$ 145
Buildings, fixtures and improvements	820
Acquired intangible lease assets	160
Total real estate investments, at cost	1,125
Cash	6,049
Prepaid expenses and other assets	54
Receivable for issuance of common stock	963
Total assets	8,191
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued expenses	1,372
Preferred stock, $0.01 par value, 50,000,000 authorized, none issued and outstanding	0
Common stock, $0.01 par value, 300,000,000 shares authorized, 374,760 shares issued and outstanding	4
Additional paid-in capital	(6,968)
Accumulated deficit	(153)
Total stockholders' equity (deficit)	6,819
Total liabilities and stockholders' equity (deficit)	$ 8,191

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012
Preferred stock, par value	$ 0.01
Preferred stock, shares authorized	50,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value	$ 0.01
Common stock, shares authorized	300,000,000
Common stock, shares issued	374,760
Common stock, shares outstanding	374,760

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	8 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Revenues		$ 1
Expenses:
Acquisition and transaction related	55	55
General and administrative	64	99
Total expenses	119	154
Net loss	(118)	(153)
Comprehensive loss	$ (118)	$ (153)
Basic and diluted weighted average shares outstanding	48,285	27,381
Basic and diluted net loss per share	$ (2.44)	$ (5.59)

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	8 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Issuance of common stock		$ 9,004
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		(2,036)
Share-based Compensation, Value		4
Net loss	(118)	(153)
Ending Balance	6,819	6,819
Common Stock
Issuance of common stock (in shares)		372,093
Issuance of common stock		4
Share-based Compensation, Shares		2,667
Ending Balance (in shares)	374,760	374,760
Ending Balance	4	4
Additional Paid-in Capital
Issuance of common stock		9,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		(2,036)
Share-based Compensation, Value		4
Ending Balance	6,968	6,968
Accumulated Deficit
Net loss		(153)
Ending Balance	$ (153)	$ (153)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	8 Months Ended
Sep. 30, 2012
Cash flows from operating activities:
Net loss	$ (153)
Adjustments to reconcile net loss to net cash used in operating activities
Share-based compensation	4
Changes in assets and liabilities:
Prepaid expenses and other assets	(54)
Accounts payable and accrued expenses	9
Net cash used in operating activities	(194)
Cash flows frim investing activities:
Investment in real estate and other assets	(1,125)
Net cash used in investing activities	(1,125)
Cash flows from financing activities:
Proceeds from issuance of common stock	8,041
Payments of offering costs	(1,049)
Proceeds from affiliate	376
Net cash provided by financing activities	7,368
Net change in cash	6,049
Cash, beginning of period	0
Cash, end of period	$ 6,049

Organization Organization	8 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Organization
American Realty Capital Trust IV, Inc. (the “Company”) was incorporated on February 14, 2012, as a Maryland corporation that intends to qualify as a real estate investment trust (“REIT”) for U.S. federal income tax purposes beginning with the taxable year ending December 31, 2012. On June 8, 2012, the Company commenced its initial public offering (the "IPO") on a "reasonable best efforts" basis of up to 60.0 million shares of common stock, $0.01 par value per share, at a price of $25.00 per share, subject to certain volume and other discounts, pursuant to a registration statement on Form S-11 (File No. 333-180274) (the "Registration Statement") filed with the U.S. Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933, as amended. The Registration Statement also covers up to 10.0 million shares of common stock pursuant to a distribution reinvestment plan (the “DRIP”) under which common stock holders may elect to have their distributions reinvested in additional shares of common stock.
Until the first quarter following the Company’s acquisition of at least $1.2 billion in total investment portfolio assets, the per share purchase price in the IPO will be up to $25.00 per share (including the maximum allowed to be charged for commissions and fees) and shares issued under the DRIP will initially be equal to $23.75 per share, which is 95% of the initial offering price in the IPO. Thereafter, the per share purchase price will vary quarterly and will be equal to the net asset value (“NAV”) divided by the number of shares outstanding as of the end of business on the first day of each fiscal quarter after giving effect to any share purchases or repurchases effected in the prior quarter plus applicable commissions and fees, and the per share purchase price in the DRIP will be equal to NAV per share.
On September 10, 2012, the Company had raised proceeds sufficient to break escrow in connection with the IPO. As of September 30, 2012 the Company had 0.4 million shares of common stock outstanding, including unvested restricted shares. Total gross proceeds from these issuances were $9.0 million. As of September 30, 2012, the aggregate value of all common share issuances, excluding unvested restricted stock, was $9.3 million, based on a per share value of $25.00.
The Company was formed to primarily acquire a diversified portfolio of commercial properties, comprised primarily of free-standing single-tenant properties that are net leased to investment grade and other creditworthy tenants. All such properties may be acquired and operated by the Company alone or jointly with another party. The Company may also originate or acquire first mortgage loans secured by real estate. The Company purchased its first property and commenced active operations in September 2012. As of September 30, 2012, the Company owned one property with a base purchase price of $1.1 million, comprised of 9,026 rentable square feet which is 100% leased.
Substantially all of the Company's business is conducted through American Realty Capital Operating Partnership IV, L.P. (the “OP”), a Delaware limited partnership. The Company is the sole general partner and holds substantially all of the units of limited partner interests in the OP ("OP units"). Additionally, American Realty Capital Trust IV Special Limited Partner, LLC (the "Special Limited Parter") contributed $2,000 to the OP in exchange for 88 units of limited partner interest in the OP, which represents a nominal percentage of the aggregate OP ownership. The limited partner interests have the right to convert OP units for the cash value of a corresponding number of shares of common stock or, at the option of the OP, a corresponding number of shares of common stock, as allowed by the limited partnership agreement of the OP. The remaining rights of the limited partner interests are limited, however, and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP’s assets.
The Company has no paid employees. The Company has retained American Realty Capital Advisors IV, LLC (the “Advisor”) to manage its affairs on a day-to-day basis. American Realty Capital Properties IV, LLC (the “Property Manager”) serves as the Company's property manager. Realty Capital Securities (the "Dealer Manager"), an affiliate of the Sponsor, serves as the dealer manager of the IPO. The Advisor, Property Manager and Dealer Manager are related parties and will receive compensation and fees for services related to the IPO and the investment and management of our assets. The Advisor, Property Manager and Dealer Manager will receive fees during the offering, acquisition, operational and liquidation stages.

Summary of Significant Accounting Policies	8 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
The accompanying consolidated financial statements of the Company included herein were prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information and with the instructions to this Quarterly Report on Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. The information furnished includes all adjustments and accruals of a normal recurring nature, which, in the opinion of management, are necessary for a fair presentation of results for the interim periods. All intercompany accounts and transactions have been eliminated in consolidation. The results of operations for the three months ended September 30, 2012 and the period from February 14, 2012 (date of inception) to September 30, 2012 are not necessarily indicative of the results for the entire year or any subsequent interim period.
These financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto as of March 20, 2012, and for the period from February 14, 2012 (date of inception) to March 20, 2012, which are included in the Company's Registration Statement on Form S-11 filed with the SEC on May 24, 2012. There have been no significant changes to Company's significant accounting policies other than the updates described below.
Development Stage Company
On September 10, 2012, the Company raised proceeds sufficient to break escrow in connection with its IPO on a reasonable best efforts basis. The Company received and accepted aggregate subscriptions in excess of the minimum $2.0 million and issued shares of common stock to its initial investors who were admitted as stockholders. The Company purchased its first property and commenced operations on September 28, 2012, and as of such date was no longer considered to be a development stage company.
Recently Issued Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board ("FASB") issued guidance that expands the existing disclosure requirements for fair value measurements, primarily for Level 3 measurements, which are measurements based on unobservable inputs such as the Company's own data. This guidance is largely consistent with current fair value measurement principles with few exceptions that do not result in a change in general practice. The guidance was applied prospectively and was effective for interim and annual reporting periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial position or results of operations as the guidance relates only to disclosure requirements.
In June 2011, the FASB issued guidance requiring entities to present items of net income and other comprehensive income either in one continuous statement - referred to as the statement of comprehensive income - or in two separate, but consecutive, statements of net income and other comprehensive income. The new guidance does not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB deferred certain provisions of this guidance related to the presentation of certain reclassification adjustments out of accumulated other comprehensive income, by component in both the statement and the statement where the reclassification is presented. This guidance was applied prospectively and was effective for interim and annual periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial position or results of operations but changed the location of the presentation of other comprehensive income to more closely associate the disclosure with net income.
In September 2011, the FASB issued guidance that allows entities to perform a qualitative analysis as the first step in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is determined that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then a quantitative analysis for impairment is not required. The guidance was effective for interim and annual impairment tests for fiscal periods beginning after December 15, 2011.  The adoption of this guidance did not have a material impact on the Company's financial position or results of operations.
In December 2011, the FASB issued guidance regarding disclosures about offsetting assets and liabilities, which requires entities to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013 with retrospective application for all comparative periods presented. The adoption of this guidance, which is related to disclosure only, is not expected to have a material impact on the Company's financial position or results of operations.
In July 2012, the FASB issued revised guidance intended to simplify how an entity tests indefinite-lived intangible assets for impairment. The amendments will allow an entity first to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. An entity will no longer be required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative test unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments are effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Company does not expect the adoption to have a material impact on the Company's consolidated financial position or results of operations.

New Accounting Pronouncements, Policy
Recently Issued Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board ("FASB") issued guidance that expands the existing disclosure requirements for fair value measurements, primarily for Level 3 measurements, which are measurements based on unobservable inputs such as the Company's own data. This guidance is largely consistent with current fair value measurement principles with few exceptions that do not result in a change in general practice. The guidance was applied prospectively and was effective for interim and annual reporting periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial position or results of operations as the guidance relates only to disclosure requirements.
In June 2011, the FASB issued guidance requiring entities to present items of net income and other comprehensive income either in one continuous statement - referred to as the statement of comprehensive income - or in two separate, but consecutive, statements of net income and other comprehensive income. The new guidance does not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB deferred certain provisions of this guidance related to the presentation of certain reclassification adjustments out of accumulated other comprehensive income, by component in both the statement and the statement where the reclassification is presented. This guidance was applied prospectively and was effective for interim and annual periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial position or results of operations but changed the location of the presentation of other comprehensive income to more closely associate the disclosure with net income.
In September 2011, the FASB issued guidance that allows entities to perform a qualitative analysis as the first step in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is determined that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then a quantitative analysis for impairment is not required. The guidance was effective for interim and annual impairment tests for fiscal periods beginning after December 15, 2011.  The adoption of this guidance did not have a material impact on the Company's financial position or results of operations.
In December 2011, the FASB issued guidance regarding disclosures about offsetting assets and liabilities, which requires entities to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013 with retrospective application for all comparative periods presented. The adoption of this guidance, which is related to disclosure only, is not expected to have a material impact on the Company's financial position or results of operations.
In July 2012, the FASB issued revised guidance intended to simplify how an entity tests indefinite-lived intangible assets for impairment. The amendments will allow an entity first to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. An entity will no longer be required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative test unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments are effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Company does not expect the adoption to have a material impact on the Company's consolidated financial position or results of operations.

Real Estate Investments	8 Months Ended
Sep. 30, 2012
Real Estate Investments, Net [Abstract]
Real Estate Disclosure
Real Estate Investments
The following table presents the allocation of the assets acquired during the period from February 14, 2012 (date of inception) to September 30, 2012 (dollar amounts in thousands):

For the Period from February 14, 2012 (date of inception) to
(Dollar amounts in thousands)	September 30, 2012
Real estate investment, at cost:
Land	$145
Buildings, fixtures and improvements	820
Total tangible assets	965
Acquired intangibles:
In-place leases	160
Total assets acquired, net	1,125
Cash paid for acquired real estate investment	$1,125
Number of properties purchased	1

The Company acquires and operates commercial properties. All such properties may be acquired and operated by the Company alone or jointly with another party. The Company acquired the following property, which is 100% leased, during the period from February 14, 2012 (date of inception) to September 30, 2012.

Portfolio	Acquisition Date	Number of Properties	Square Feet	Remaining Lease Term (1)	Base Purchase Price (2)	Capitalization Rate (3)	Annualized NOI (4)	Annualized Rental Income/NOI per Square Foot (5)
					(In thousands)		(In thousands)
Dollar General	Sep. 2012	1	9,026	15.0	$1,125	7.7%	$87	$9.64
_____________________

(1)	Remaining lease term in years as of September 30, 2012.

(2)	Contract purchase price, excluding acquisition related costs.

(3)	Annualized net operating income divided by base purchase price.

(4)
Annualized net operating income since acquisition date. Net operating income is rental income on a straight-line basis, which includes tenant concessions such as free rent, as applicable, plus operating expense reimbursement revenue less property operating expenses.

(5)	Annualized rental income as of September 30, 2012 for the in-place leases in the property portfolio on a straight-line basis, which includes tenant concessions such as free rent, as applicable.
The following table presents future minimum base rental cash payments due to the Company over the next five years and thereafter as of September 30, 2012. These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indexes among other items.

(In thousands)	Future Minimum Base Rent Payments
October 1, 2012 — December 31, 2012	$22
2013	86
2014	86
2015	86
2016	86
Thereafter	938
$1,304

The following table lists the tenant whose annualized rental income on a straight-line basis represented all of the Company's annualized rental income on a straight-line basis as of September 30, 2012:

Tenant	September 30, 2012
Dollar General Corp.	100.0%

The termination, delinquency or non-renewal of leases by the above tenant may have a material adverse effect on revenues.
The Company's one property is located in Texas.

Common Stock	8 Months Ended
Sep. 30, 2012
Stockholders' Equity Note [Abstract]
Common Stock
Common Stock
As of September 30, 2012, the Company had 0.4 million shares of common stock outstanding and had received total proceeds of $9.0 million. For the nine months ended September 30, 2012, the Company has incurred offering costs of $2.0 million of which $1.0 million is payable as of September 30, 2012.
On September 10, 2012, the Company's board of directors authorized and the Company declared, a distribution, which is calculated based on stockholders of record each day during the applicable period at a rate of $0.00452054800 per day, based on a price of $25.00 per common share. The Company's distributions are payable by the 5th day following each month end to stockholders of record at the close of business each day during the prior month. Distributions payments are dependent on the availability of funds. The board of directors may reduce the amount of distributions paid or suspend distribution payments at any time and therefore distributions payments are not assured.
The Company has a Share Repurchase Program (“SRP”) that enables stockholders to sell their shares to the Company. Under the SRP, stockholders may request that the Company repurchase all or any portion, subject to certain minimum amounts described below, of their shares on any business day, if such repurchase does not impair the Company's capital or operations.
After the first quarter following the Company's acquisition of at least $1.2 billion in total investment portfolio assets, the repurchase price for shares under the SRP will be based on NAV. Only those stockholders who purchased their shares from us or received their shares from us (directly or indirectly) through one or more non-cash transactions may be able to participate in the SRP. The repurchase of shares will occur on the last business day of each quarter (and in all events on a date other than a dividend payment date). Purchases under the SRP will be limited in any calendar quarter to 1.25% of the Company's NAV as of the last day of the previous calendar quarter, or approximately 5.0% of the Company's NAV in any 12 month period. If the Company reaches the 1.25% limit on repurchases during any quarter, the Company will not accept any additional repurchase requests for the remainder of such quarter. The SRP will automatically resume on the first day of the next calendar quarter, unless the board of directors determines to suspend the SRP.
Prior to the first quarter following the Company's acquisition of at least $1.2 billion in total investment portfolio assets, the number of shares repurchased may not exceed 5.0% of the weighted average number of shares of common stock outstanding at the end of the previous calendar year and the price per share for repurchases of shares of common stock will be as follows:

•	the lower of $23.13 or 92.5% of the price paid to acquire the shares, for stockholders who have continuously held their shares for at least one year;

•	the lower of $23.75 and 95.0% of the price paid to acquire the shares for stockholders who have continuously held their shares for at least two years;

•	the lower of $24.38 and 97.5% of the price paid to acquire the shares for stockholders who have continuously held their shares for at least three years; and

•
the lower of $25.00 and 100% of the price paid to acquire the shares for stockholders who have continuously held their shares for at least four years (in each case, as adjusted for any stock dividends, combinations, splits, recapitalizations and the like with respect to our common stock).

Subject to limited exceptions, stockholders who request the repurchase of shares of the Company's common stock within the first four months from the date of purchase will be subject to a short-term trading fee of 2.0%.
When a stockholder requests repurchase and the repurchase is approved, the Company reclassifies such obligation from equity to a liability based on the settlement value of the obligation. Shares purchased under the SRP have the status of authorized but unissued shares. As of September 30, 2012, no shares of common stock have been repurchased.

Commitments and Contingencies	8 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Litigation
In the ordinary course of business, the Company may become subject to litigation or claims. There are no material legal proceedings pending or known to be contemplated against the Company.
Environmental Matters
In connection with the ownership and operation of real estate, the Company may potentially be liable for costs and damages related to environmental matters. The Company has not been notified by any governmental authority of any non-compliance, liability or other claim, and is not aware of any other environmental condition that it believes will have a material adverse effect on the results of operations.

Related Party Transactions and Arrangements	8 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions and Arrangements
Related Party Transactions and Arrangements
As of September 30, 2012, the Sponsor and the Special Limited Partner, an entity wholly owned by the Sponsor, owned 8,888 shares of the Company’s outstanding common stock. The Advisor and its affiliates may incur and pay costs and fees on behalf of the Company. All offering costs incurred by the Company or its affiliated entities on behalf of the Company are reflected in the accompanying balance sheet. As of September 30, 2012, $0.4 million was payable to affiliated entities for advances received to fund the payment of third party professional fees and offering costs.
Fees Paid in Connection with the IPO
The Dealer Manager receives fees and compensation in connection with the sale of the Company’s common stock. The Dealer Manager receives selling commissions of up to 7.0% of the per share purchase price of the Company's offering proceeds before reallowance of commissions earned by participating broker-dealers. In addition, the Dealer Manager receives up to 3.0% of the gross proceeds from the sale of shares, before reallowance to participating broker-dealers, as a dealer-manager fee. The Dealer Manager may reallow its dealer-manager fee to such participating broker-dealers, based on such factors as the volume of shares sold by respective participating broker-dealers and marketing support incurred as compared to those of other participating broker-dealers. A participating broker dealer may elect to receive a fee equal to 7.5% of the gross proceeds from the sale of shares (not including selling commissions and dealer manager fees) by such participating broker dealer, with 2.5% thereof paid at the time of such sale and 1% thereof paid on each anniversary of the closing of such sale up to and including the fifth anniversary of the closing of such sale. If this option is elected, the dealer manager fee will be reduced to 2.5% of gross proceeds (not including selling commissions and dealer manager fees). During the period from February 14, 2012 (date of inception) to September 30, 2012, the Company incurred $0.6 million in total selling commissions and dealer manager fees incurred from the Dealer Manager.
The Advisor and its affiliates receive compensation and reimbursement for services relating to the IPO and the investment and management of the Company’s assets. All offering costs incurred by the Company or its affiliated entities on behalf of the Company are charged to additional paid-in capital on the accompanying balance sheet. During the period from February 14, 2012 (date of inception) to September 30, 2012, the Company had incurred $0.4 million of offering costs reimbursements from the Advisor and Dealer Manager. The Company is responsible for offering and related costs from the ongoing offering, excluding commissions and dealer manager fees, up to a maximum of 1.5% of gross proceeds received from its ongoing offering of common stock, measured at the end of the offering. Offering costs in excess of the 1.5% cap as of the end of the offering are the Advisor's responsibility. As of September 30, 2012, offering and related costs exceeded 1.5% of gross proceeds received from the IPO by $1.3 million, due to the on-going nature of the offering process and that many expenses were paid before the offering commenced. The Advisor has elected to cap cumulative offering costs incurred by the Company, net of unpaid amounts, to 15% of gross common stock proceeds during the offering period. As of September 30, 2012, cumulative offering costs were $2.0 million. Cumulative offering costs, net of unpaid amounts, were less than the 15% threshold as of September 30, 2012.
The Company had accrued expenses payable to the Advisor and the Dealer Manager of $0.5 million at September 30, 2012 for services performed related to the IPO and offering and other cost paid on behalf of the Company.
Fees Paid in Connection With the Operations of the Company
The Advisor receives an acquisition fee of 1.0% of the contract purchase price of each acquired property and 1.0% of the amount advanced for a loan or other investment. The Advisor may be also reimbursed for acquisition costs incurred in the process of acquiring properties, which is expected to be approximately 0.6% of the contract purchase price. In no event will the total of all acquisition fees, acquisition expenses and any financing coordination fees (as described below) payable with respect to a particular investment exceed 4.5% of the contract purchase price or 4.5% of the amount advanced for a loan or other investment. Once the proceeds from the IPO have been fully invested, the aggregate amount of acquisition fees shall not exceed 1.5% of the contract purchase price for all the assets acquired. The Company incurred approximately $22,000 of acquisition fees from the Advisor during the period from February 14, 2012 (date of inception) to September 30, 2012.
The Company pays the Advisor an asset management fee, which is an annual fee of up to 0.75% of the cost of the Company’s investment assets based on such assets held by the Company on the measurement date, adjusted for appropriate closing dates for individual property acquisitions. Once the Company begins to calculate its NAV, the asset management fee will be based on the lower of 0.75% of the cost of the Company’s assets and 0.75% of the Company’s quarterly NAV. The Company expects to issue (subject to periodic approval by the board of directors) to the Advisor performance-based restricted partnership units of the OP designated as “Class B units”, which are intended to be profits interests and will vest, and no longer be subject to forfeiture, at such time as: (x) the value of the OP's assets plus all distributions made equals or exceeds the total amount of capital contributed by investors plus a 6.0% cumulative, pre-tax, non-compounded annual return thereon (the "economic hurdle"); (y) any one of the following occurs: (1) the termination of the advisory agreement by an affirmative vote of a majority of the Company's independent directors without cause; (2) a listing; or (3) another liquidity event; and (z) the Advisor is still providing advisory services to the Company (the "performance condition"). Such Class B units will be forfeited immediately if: (a) the advisory agreement is terminated other than by an affirmative vote of a majority of the Company's independent directors without cause; or (b) the advisory agreement is terminated by an affirmative vote of a majority of the Company's independent directors without cause before the economic hurdle has been met. When and if approved by the board of directors, the Class B units are expected to be issued to the Advisor quarterly in arrears pursuant to the terms of the OP agreement. As of September 30, 2012, the Company does not consider achievement of the performance condition to be probable. The value of issued Class B units will be determined and expensed, when the Company deems the achievement of the performance condition to be probable. The Advisor will receive distributions on unvested Class B units equal to the distribution rate received on the Company's common stock. Such distributions on issued Class B units will be expensed in the consolidated statement of operations until the performance condition is considered probable to occur. No Class B units have been approved by the board of directors or issued as of September 30, 2012 or through the date of the filing of this Form 10-Q.
If the Company’s Advisor provides services in connection with the origination or refinancing of any debt that the Company obtains and uses to acquire properties or to make other permitted investments, or that is assumed, directly or indirectly, in connection with the acquisition of properties, the Company will pay the Advisor a financing coordination fee equal to 0.75% of the amount available and/or outstanding under such financing, subject to certain limitations. No financing coordination fees were incurred during the period from February 14, 2012 (date of inception) to September 30, 2012.
The Company will reimburse the Advisor’s costs of providing administrative services, subject to the limitation that the Company will not reimburse the Advisor for any amount by which the Company's operating expenses (including the asset management fee) at the end of the four preceding fiscal quarters exceeds the greater of (a) 2.0% of average invested assets and (b) 25.0% of net income other than any additions to reserves for depreciation, bad debt or other similar non-cash reserves and excluding any gain from the sale of assets for that period. Additionally, the Company will reimburse the Advisor for personnel costs in connection with other services during the operational stage, in addition to paying an asset management fee; however, the Company may not reimburse the Advisor for personnel costs in connection with services for which the Advisor receives acquisition fees or real estate commissions. No reimbursement was incurred from the Advisor for providing services during the period from February 14, 2012 (date of inception) to September 30, 2012.
In order to improve operating cash flows and the ability to pay distributions from operating cash flows, the Advisor may elect to waive certain fees. Because the Advisor may waive certain fees, cash flow from operations that would have been paid to the Advisor may be available to pay distributions to stockholders. The fees that may be forgiven are not deferrals and accordingly, will not be paid to the Advisor in cash. In certain instances, to improve the Company’s working capital, the Advisor may elect to absorb a portion of the Company’s general and administrative costs. No expenses were absorbed by the Advisor during the period from February 14, 2012 (date of inception) to September 30, 2012.
The Advisor at its election may also contribute capital to enhance the Company’s cash position for working capital and distribution purposes. Any contributed capital amounts are not reimbursable to the Advisor. Further, any capital contributions are made without any corresponding issuance of common or preferred shares. There were no contributions from the Advisor during the period from February 14, 2012 (date of inception) to September 30, 2012.
Fees Paid in Connection with the Liquidation or Listing of the Company’s Real Estate Assets
The Company will pay a brokerage commission on the sale of property, not to exceed the lesser of 2.0% of the contract sale price of the property and one-half of the total brokerage commission paid if a third party broker is also involved; provided, however, that in no event may the real estate commissions paid to the Advisor, its affiliates and unaffiliated third parties exceed the lesser of 4.5% of the contract sales price and a reasonable, customary and competitive real estate commission, in each case, payable to the Advisor if the Advisor or its affiliates, as determined by a majority of the independent directors, provided a substantial amount of services in connection with the sale. No such fees were incurred during the period from February 14, 2012 (date of inception) to September 30, 2012.
If the Company is not simultaneously listed on an exchange, the Company intends to pay a subordinated participation in the net sales proceeds of the sale of real estate assets of 15.0% of remaining net sale proceeds after return of capital contributions to investors plus payment to investors of a 6.0% cumulative, pre-tax non-compounded return on the capital contributed by investors. The Company cannot assure that it will provide this 6.0% return but the Advisor will not be entitled to the subordinated participation in net sale proceeds unless the Company’s investors have received a 6.0% cumulative non-compounded return on their capital contributions. No such fees were incurred during the period from February 14, 2012 (date of inception) to September 30, 2012.
The Company may pay the Advisor an annual subordinated performance fee calculated on the basis of the Company's total return to stockholders, payable annually in arrears, such that for any year in which the Company's total return on stockholders’ capital exceeds 6.0% per annum, the Advisor will be entitled to 15.0% of the excess total return but not to exceed 10.0% of the aggregate total return for such year (which will take into account distributions and realized appreciation). This fee will be payable only upon the sale of assets, distributions or other event which results in the return on stockholders’ capital exceeding 6.0% per annum. No subordinated performance fees were incurred during the period from February 14, 2012 (date of inception) to September 30, 2012.
The Company may pay a subordinated incentive listing distribution of 15.0%, payable in the form of a non-interest bearing promissory note, of the amount by which the market value of all issued and outstanding shares of the Company's common stock plus distributions exceeds the aggregate capital contributed by investors plus an amount equal to a 6.0% cumulative, pre-tax non-compounded annual return to investors. The Company cannot assure that it will provide this 6.0% return but the Advisor will not be entitled to the subordinated incentive listing fee unless investors have received a 6.0% cumulative, pre-tax non-compounded return on their capital contributions. No such fees were incurred during the period from February 14, 2012 (date of inception) to September 30, 2012. Neither the Advisor nor any of its affiliates can earn both the subordination participation in the net proceeds and the subordinated listing distribution.

Economic Dependency	8 Months Ended
Sep. 30, 2012
Economic Dependency [Abstract]
Economic Dependency
Economic Dependency
Under various agreements, the Company has engaged or will engage the Advisor and its affiliates to provide certain services that are essential to the Company, including asset management services, supervision of the management and leasing of properties owned by the Company, asset acquisition and disposition decisions, the sale of shares of the Company’s common stock available for issue, as well as other administrative responsibilities for the Company including accounting services and investor relations.
As a result of these relationships, the Company is dependent upon the Advisor and its affiliates. In the event that these companies are unable to provide the Company with the respective services, the Company will be required to find alternative providers of these services.

Share-Based Compensation	8 Months Ended
Sep. 30, 2012
Share-based Compensation [Abstract]
Share-Based Compensation
Share-Based Compensation
Stock Option Plan
On August 16, 2012, the board of directors approved the termination of the Company's stock option plan. Prior to such termination, the Company had authorized and reserved 0.5 million shares of common stock for issuance under the stock option plan. Such shares are no longer reserved.
Restricted Share Plan
The Company has an employee and director incentive restricted share plan (the “RSP”), which provides for the automatic grant of 1,333 restricted shares of common stock to each of the independent directors, without any further action by the Company’s board of directors or the stockholders, on the date of initial election to the board of directors and on the date of each annual stockholder’s meeting. Restricted stock issued to independent directors will vest over a five-year period following the first anniversary of the date of grant in increments of 20.0% per annum. The RSP provides the Company with the ability to grant awards of restricted shares to the Company’s directors, officers and employees (if the Company ever has employees), employees of the Advisor and its affiliates, employees of entities that provide services to the Company, directors of the Advisor or of entities that provide services to the Company, certain consultants to the Company and the Advisor and its affiliates or to entities that provide services to the Company. The fair market value of any shares of restricted stock granted under the RSP, together with the total amount of acquisition fees, acquisition expense reimbursements, asset management fees, financing coordination fees, disposition fees and subordinated distributions by the operating partnership payable to the Advisor, shall not exceed (a) 6% of all properties' aggregate gross contract purchase price, (b) as determined annually, the greater, in the aggregate, of 2% of average invested assets and 25% of net income other than any additions to reserves for depreciation, bad debt or other similar non-cash reserves and excluding any gain from the sale of assets for that period, (c) disposition fees, if any, of up to 3% of the contract sales price of all properties that we sell and (d) 15% of remaining net sales proceeds after return of capital contributions plus payment to investors of a 6% cumulative, pre-tax, non- compounded return on the capital contributed by investors. Additionally, the total number of common shares granted under the RSP shall not exceed 5.0% of the Company’s authorized common shares pursuant to the IPO and in any event will not exceed 3.0 million shares (as such number may be adjusted for stock splits, stock dividends, combinations and similar events).
Restricted share awards entitle the recipient to receive common shares from the Company under terms that provide for vesting over a specified period of time or upon attainment of pre-established performance objectives. Such awards would typically be forfeited with respect to the unvested shares upon the termination of the recipient’s employment or other relationship with the Company. Restricted shares may not, in general, be sold or otherwise transferred until restrictions are removed and the shares have vested. Holders of restricted shares may receive cash distributions prior to the time that the restrictions on the restricted shares have lapsed. Any distributions payable in common shares shall be subject to the same restrictions as the underlying restricted shares. As of September 30, 2012, there were 2,667 restricted shares issued to independent directors under the RSP at a fair value of $22.50 per share. The fair value of the shares are being expensed over the vesting period of five years. Compensation expense related to restricted stock was approximately $3,600 for the period from February 14, 2012 (date of inception) to September 30, 2012.
Other Share-Based Compensation
The Company may issue common stock in lieu of cash to pay fees earned by the Company's directors. There are no restrictions on the shares issued since these payments in lieu of cash relate to fees earned for services performed. There were no such shares of common stock issued in lieu of cash during the period from February 14, 2012 (date of inception) to September 30, 2012.

Net Loss Per Share	8 Months Ended
Sep. 30, 2012
Net Loss Per Share [Abstract]
Earnings Per Share [Text Block]
Net Loss Per Share
The following is a summary of the basic and diluted net loss per share computation for the three months ended September 30, 2012 and for the period from February 14, 2012 (date of inception) to September 30, 2012:

	Three Months Ended	For the Period from February 14, 2012 (date of inception) to
	September 30, 2012	September 30, 2012
Net loss (in thousands)	$(118)	$(153)
Weighted average common shares outstanding	48,285	27,381
Net loss per share attributable to stockholders, basic and diluted	$(2.44)	$(5.59)

As of September 30, 2012, the Company had 2,667 shares of unvested restricted stock outstanding, respectively, which were excluded from the calculation of diluted loss per share attributable to stockholders as the effect would have been antidilutive.

Subsequent Events	8 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
The Company has evaluated subsequent events through the filing of this Quarterly Report on Form 10-Q, and determined that there have not been any events that have occurred that would require adjustments to disclosures in the consolidated financial statements except for the following transactions:
Sales of Common Stock
As of October 31, 2012, the Company had 2.8 million shares of common stock outstanding, including unvested restricted shares. As of October 31, 2012, the aggregate value of all share issuances was $70.5 million based on a per share value of $25.00.
Total capital including sales from common stock is as follows:

Source of Capital (in thousands)	Inception to September 30, 2012	October 1 to October 31, 2012	Total
Common stock	$9,004	$60,993	$69,997
Acquisitions
The following table presents certain information about the properties that the Company acquired from October 1, 2012 to October 31, 2012.

(dollar amounts in thousands)	Number of properties	Base Purchase Price (1)	Rentable Square Feet
Total portfolio — September 30, 2012	1	$1,125	9,026
Acquisitions	3	8,646	62,731
Total portfolio — October 31, 2012	4	$9,771	71,757
_______________________________
(1) Contract purchase price, excluding acquisition and transaction related costs.

Summary of Significant Accounting Policies (Policies)	8 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
New Accounting Pronouncements, Policy
Recently Issued Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board ("FASB") issued guidance that expands the existing disclosure requirements for fair value measurements, primarily for Level 3 measurements, which are measurements based on unobservable inputs such as the Company's own data. This guidance is largely consistent with current fair value measurement principles with few exceptions that do not result in a change in general practice. The guidance was applied prospectively and was effective for interim and annual reporting periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial position or results of operations as the guidance relates only to disclosure requirements.
In June 2011, the FASB issued guidance requiring entities to present items of net income and other comprehensive income either in one continuous statement - referred to as the statement of comprehensive income - or in two separate, but consecutive, statements of net income and other comprehensive income. The new guidance does not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB deferred certain provisions of this guidance related to the presentation of certain reclassification adjustments out of accumulated other comprehensive income, by component in both the statement and the statement where the reclassification is presented. This guidance was applied prospectively and was effective for interim and annual periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial position or results of operations but changed the location of the presentation of other comprehensive income to more closely associate the disclosure with net income.
In September 2011, the FASB issued guidance that allows entities to perform a qualitative analysis as the first step in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is determined that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then a quantitative analysis for impairment is not required. The guidance was effective for interim and annual impairment tests for fiscal periods beginning after December 15, 2011.  The adoption of this guidance did not have a material impact on the Company's financial position or results of operations.
In December 2011, the FASB issued guidance regarding disclosures about offsetting assets and liabilities, which requires entities to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013 with retrospective application for all comparative periods presented. The adoption of this guidance, which is related to disclosure only, is not expected to have a material impact on the Company's financial position or results of operations.
In July 2012, the FASB issued revised guidance intended to simplify how an entity tests indefinite-lived intangible assets for impairment. The amendments will allow an entity first to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. An entity will no longer be required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative test unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments are effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Company does not expect the adoption to have a material impact on the Company's consolidated financial position or results of operations.

Real Estate Investments (Tables)	8 Months Ended
Sep. 30, 2012
Real Estate Investments, Net [Abstract]
Schedule of Business Acquisitions, by Acquisition
The following table presents the allocation of the assets acquired during the period from February 14, 2012 (date of inception) to September 30, 2012 (dollar amounts in thousands):

For the Period from February 14, 2012 (date of inception) to
(Dollar amounts in thousands)	September 30, 2012
Real estate investment, at cost:
Land	$145
Buildings, fixtures and improvements	820
Total tangible assets	965
Acquired intangibles:
In-place leases	160
Total assets acquired, net	1,125
Cash paid for acquired real estate investment	$1,125
Number of properties purchased	1

Schedule of Real Estate Properties
The Company acquired the following property, which is 100% leased, during the period from February 14, 2012 (date of inception) to September 30, 2012.

Portfolio	Acquisition Date	Number of Properties	Square Feet	Remaining Lease Term (1)	Base Purchase Price (2)	Capitalization Rate (3)	Annualized NOI (4)	Annualized Rental Income/NOI per Square Foot (5)
					(In thousands)		(In thousands)
Dollar General	Sep. 2012	1	9,026	15.0	$1,125	7.7%	$87	$9.64
_____________________

(1)	Remaining lease term in years as of September 30, 2012.

(2)	Contract purchase price, excluding acquisition related costs.

(3)	Annualized net operating income divided by base purchase price.

(4)
Annualized net operating income since acquisition date. Net operating income is rental income on a straight-line basis, which includes tenant concessions such as free rent, as applicable, plus operating expense reimbursement revenue less property operating expenses.

(5)	Annualized rental income as of September 30, 2012 for the in-place leases in the property portfolio on a straight-line basis, which includes tenant concessions such as free rent, as applicable.

Schedule of Future Minimum Rental Payments for Operating Leases
The following table presents future minimum base rental cash payments due to the Company over the next five years and thereafter as of September 30, 2012. These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indexes among other items.

(In thousands)	Future Minimum Base Rent Payments
October 1, 2012 — December 31, 2012	$22
2013	86
2014	86
2015	86
2016	86
Thereafter	938
$1,304

Schedule of Annualized Rental Income by Major Tenants
The following table lists the tenant whose annualized rental income on a straight-line basis represented all of the Company's annualized rental income on a straight-line basis as of September 30, 2012:

Tenant	September 30, 2012
Dollar General Corp.	100.0%

Net Loss Per Share (Tables)	8 Months Ended
Sep. 30, 2012
Net Loss Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following is a summary of the basic and diluted net loss per share computation for the three months ended September 30, 2012 and for the period from February 14, 2012 (date of inception) to September 30, 2012:

	Three Months Ended	For the Period from February 14, 2012 (date of inception) to
	September 30, 2012	September 30, 2012
Net loss (in thousands)	$(118)	$(153)
Weighted average common shares outstanding	48,285	27,381
Net loss per share attributable to stockholders, basic and diluted	$(2.44)	$(5.59)

Subsequent Events Schedule of Subsequent Events (Tables)	8 Months Ended
Sep. 30, 2012
Subsequent Event [Line Items]
Schedule of Real Estate Properties
The Company acquired the following property, which is 100% leased, during the period from February 14, 2012 (date of inception) to September 30, 2012.

Portfolio	Acquisition Date	Number of Properties	Square Feet	Remaining Lease Term (1)	Base Purchase Price (2)	Capitalization Rate (3)	Annualized NOI (4)	Annualized Rental Income/NOI per Square Foot (5)
					(In thousands)		(In thousands)
Dollar General	Sep. 2012	1	9,026	15.0	$1,125	7.7%	$87	$9.64
_____________________

(1)	Remaining lease term in years as of September 30, 2012.

(2)	Contract purchase price, excluding acquisition related costs.

(3)	Annualized net operating income divided by base purchase price.

(4)
Annualized net operating income since acquisition date. Net operating income is rental income on a straight-line basis, which includes tenant concessions such as free rent, as applicable, plus operating expense reimbursement revenue less property operating expenses.

(5)	Annualized rental income as of September 30, 2012 for the in-place leases in the property portfolio on a straight-line basis, which includes tenant concessions such as free rent, as applicable.

Subsequent Event [Member]
Subsequent Event [Line Items]
Schedule of Real Estate Properties
The following table presents certain information about the properties that the Company acquired from October 1, 2012 to October 31, 2012.

(dollar amounts in thousands)	Number of properties	Base Purchase Price (1)	Rentable Square Feet
Total portfolio — September 30, 2012	1	$1,125	9,026
Acquisitions	3	8,646	62,731
Total portfolio — October 31, 2012	4	$9,771	71,757
_______________________________
(1) Contract purchase price, excluding acquisition and transaction related costs.

Organization (Details) (USD $)	8 Months Ended			8 Months Ended			8 Months Ended		8 Months Ended
	Sep. 30, 2012 property sqft	Oct. 31, 2012	Jun. 08, 2012	Sep. 30, 2012 Common Stock [Member]	Sep. 10, 2012 Common Stock [Member]	Jun. 08, 2012 Common Stock [Member]	Sep. 30, 2012 Minimum [Member]	Jun. 08, 2012 Minimum [Member] Common Stock [Member]	Sep. 30, 2012 American Realty Capital Trust IV Special Limited Partner, LLC [Member] Special Limited Partner [Member]
Operations [Line Items]
Shares available for issuance under initial public offering, shares	300,000,000
Common stock, par value, in dollars per share	$ 0.01		$ 0.01
Share Price				$ 25	$ 25
Shares available for issuance under a distribution reinvestment plan, shares						10,000,000
Proceeds from issuance of common stock	$ 1,125,000						$ 1,200,000,000
Share Price, Dividend Reinvestment Plan								$ 23.75
Share Price, Dividend Reinvestment Plan, Percentage of Estimated Value of Common Stock								95.00%
Common stock, shares outstanding	374,760	2,824,010
Proceeds from Issuance or Sale of Equity				9,000,000
Common Stock, Value, Outstanding	9,300,000
Number of Real Estate Properties	1
Real Estate Investment, Aggregate Purchase Price	1,100,000
Area of Real Estate Property	9,026
Real Estate Property, Occupancy Rate	100.00%
Proceeds from Contributed Capital									$ 2,000
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest, Units									88

Summary of Significant Accounting Policies Details (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 10, 2012 Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Receivable for issuance of common stock	$ 963	$ 2,000

Real Estate Investments (Details)	Sep. 30, 2012
Real Estate Investments [Line Items]
Real Estate Property, Occupancy Rate	100.00%

Real Estate Investments (Schedule of Assets Acquired and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	8 Months Ended
Sep. 30, 2012 property
Real Estate Properties [Line Items]
Business Acquisition, Purchase Price Allocation, Land Acquired in Period	$ 145
Business Acquisition, Purchase Price Allocation, Buildings, Fixtures and Improvements Acquired in Period	820
Business Acquisition, Purchase Price Allocation, Tangible Assets Acquired in Period	965
Business Acquisition, Purchase Price Allocation, Assets Acquired in Period, Net	1,125
Business Acquisition, Cost of Acquired Entity, Cash Paid in Period	1,125
Number of Businesses Acquired	1
Leases, Acquired-in-Place [Member]
Real Estate Properties [Line Items]
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets Acquired in Period	$ 160

Real Estate Investments (Schedule of Real Estate Properties) (Details) (USD $)	8 Months Ended
Sep. 30, 2012 sqft property
Real Estate Properties [Line Items]
Number of Real Estate Properties	1
Area of Real Estate Property	9,026
Real Estate Investment Property, at Cost	$ 1,125,000
Real Estate Investment, Aggregate Purchase Price	1,100,000
Dollar General [Member]
Real Estate Properties [Line Items]
Number of Real Estate Properties	1
Area of Real Estate Property	9,026
Real Estate Property, Weighted Average Remaining Lease Term	15 years [1]
Real Estate Investment Property, at Cost	1,125,000 [2]
Capitalization Rate	7.70% [3]
Annualized Rental Income or Annualized Net Operating Income	$ 87,000 [4]
Real Estate Income (Loss) Per Square Foot	9.64 [5]

[1]	(1)Remaining lease term in years as of September 30, 2012.
[2]	(2)Contract purchase price, excluding acquisition related costs.
[3]	(3)Annualized net operating income divided by base purchase price.
[4]	(4)Annualized net operating income since acquisition date. Net operating income is rental income on a straight-line basis, which includes tenant concessions such as free rent, as applicable, plus operating expense reimbursement revenue less property operating expenses.
[5]	(5)Annualized rental income as of September 30, 2012 for the in-place leases in the property portfolio on a straight-line basis, which includes tenant concessions such as free rent, as applicable.

Real Estate Investments (Schedule of Future Minimum Rental Payments for Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Real Estate Investments, Net [Abstract]
October 1, 2012 - December 31, 2012	$ 22
2013	86
2014	86
2015	86
2016	86
Thereafter	938
Total	$ 1,304

Common Stock (Schedule of Stock by Class) (Details) (USD $)	0 Months Ended	8 Months Ended
	Sep. 10, 2012	Sep. 30, 2012	Oct. 31, 2012
Class of Stock [Line Items]
Common stock, shares outstanding		374,760	2,824,010
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		$ (2,036,000)
Proceeds from issuance of common stock		1,125,000
Common Stock, Dividends, Per Share Per Day, Declared	$ 0.00452054795
Common Stock, Short-term Trading Fee, Percentage of Aggregate Net Asset Value of Shares Repurchased		2.00%
Stock Repurchase Program, Quarterly Authorized Amount as a Percentage of Net Asset Value		1.25%
Stock Repurchase Program, Annual Authorized Amount as a Percentage of Net Asset Value		5.00%
Common Stock [Member]
Class of Stock [Line Items]
Proceeds from Issuance or Sale of Equity		9,000,000
Share Price	$ 25	$ 25
Minimum [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock		1,200,000,000
One Year [Member] | Minimum [Member]
Class of Stock [Line Items]
Repurchase Price, Share Repurchase Program		$ 23.13
One Year [Member] | Maximum [Member]
Class of Stock [Line Items]
Repurchase Price, Share Repurchase Program, Percentage of Value of Capital Paid		92.50%
Two Years [Member] | Minimum [Member]
Class of Stock [Line Items]
Repurchase Price, Share Repurchase Program		$ 23.75
Two Years [Member] | Maximum [Member]
Class of Stock [Line Items]
Repurchase Price, Share Repurchase Program, Percentage of Value of Capital Paid		95.00%
Three Years [Member] | Minimum [Member]
Class of Stock [Line Items]
Repurchase Price, Share Repurchase Program		$ 24.38
Three Years [Member] | Maximum [Member]
Class of Stock [Line Items]
Repurchase Price, Share Repurchase Program, Percentage of Value of Capital Paid		97.50%
Four Years [Member] | Minimum [Member]
Class of Stock [Line Items]
Repurchase Price, Share Repurchase Program		$ 25
Four Years [Member] | Maximum [Member]
Class of Stock [Line Items]
Repurchase Price, Share Repurchase Program, Percentage of Value of Capital Paid		100.00%
Additional Paid-in Capital
Class of Stock [Line Items]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		(2,036,000)
Common Stock [Member]
Class of Stock [Line Items]
Accounts Payable, Current		$ 1,000,000

Related Party Transactions and Arrangements (Details) (USD $) In Millions, except Share data, unless otherwise specified	8 Months Ended
Sep. 30, 2012
Related Party Transaction [Line Items]
Cumulative offering cost cap	15.00%
Cumulative offering costs, net of unpaid amounts	$ (2)
Dealer Manager [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Aggregate Costs Borne by Related Party	1.3
Special Limited Partner [Member] | American Realty Capital Trust IV Special Limited Partner, LLC [Member]
Related Party Transaction [Line Items]
Common stock held by related party, in shares	8,888
Maximum [Member]
Related Party Transaction [Line Items]
Liability for offering and related costs from IPO	1.50%
Gross Proceeds, Common Stock [Member] | Maximum [Member] | Dealer Manager [Member] | Realty Capital Securities, LLC [Member]
Related Party Transaction [Line Items]
Sales commissions as a percentage of benchmark	7.00%
Contract Purchase Price [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Acquisition fees as a percentage of benchmark	1.00%
Financing advance fees as a percentage of benchmark, expected third party costs	0.60%
Contract Purchase Price [Member] | Maximum [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Acquisition fees as a percentage of benchmark	4.50%
Advance on Loan or Other Investment [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Financing advance fees as a percentage of benchmark	1.00%
Advance on Loan or Other Investment [Member] | Maximum [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Financing advance fees as a percentage of benchmark	4.50%
Contract Purchase Price, All Assets Acquired [Member] | Maximum [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Acquisition fees as a percentage of benchmark	1.50%
Average Invested Assets [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Oversight fees as a percentage of benchmark	0.75%
Pre-tax Non-compounded Return on Capital Contribution [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Cumulative capital investment return to investors as a percentage of benchmark	6.00%
Subordinated performance fee as a percentage of benchmark	15.00%
Subordinated participation fees as a percentage of benchmark	15.00%
Pre-tax Non-compounded Return on Capital Contribution [Member] | Maximum [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Subordinated performance fee as a percentage of benchmark	10.00%
Excess of Adjusted Market Value of Real Estate Assets Plus Distributions Over Aggregate Contributed Investor Capital [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Subordinated participation fees as a percentage of benchmark	15.00%
Amount Available or Outstanding Under Financing Arrangement [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Financing Coordination Fees Earned by Related Party, Percentage of Benchmark	0.75%
Acquisition and Related Expenses [Member]
Related Party Transaction [Line Items]
Due to Affiliate	0.4
Sales Commissions and Fees [Member] | Dealer Manager [Member] | Realty Capital Securities, LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	0.6
Fees and Expense Reimbursement, Stock Offering [Member] | Advisor and Dealer Manager [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	0.4
Accounts Payable, Related Parties	0.5
Annual Targeted Investor Return [Member] | Pre-tax Non-compounded Return on Capital Contribution [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Cumulative capital investment return to investors as a percentage of benchmark	6.00%
Brokerage Commission Fees [Member] | Contract Sales Price [Member] | Maximum [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Real estate commissions as a percentage of benchmark	2.00%
Real Estate Commissions [Member] | Contract Sales Price [Member] | Maximum [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Real estate commissions as a percentage of benchmark	4.50%
Option One [Member] | Gross Proceeds, Common Stock [Member] | Maximum [Member] | Dealer Manager [Member] | Realty Capital Securities, LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Gross Proceeds from the Salse of Common Stock, Before Allowances, Percentage of Benchmark	3.00%
Option One [Member] | Gross Proceeds, Common Stock [Member] | Maximum [Member] | Participating Broker-Dealer [Member]
Related Party Transaction [Line Items]
Brokerage fee as a percentage of benchmark	7.50%
Brokerage fees as a percentage of benchmark, initial grant	2.50%
Brokerage fees as a percentage of benchmark, periodic payment	1.00%
Option Two [Member] | Gross Proceeds, Common Stock [Member] | Dealer Manager [Member] | Realty Capital Securities, LLC [Member]
Related Party Transaction [Line Items]
Sales commissions as a percentage of benchmark	2.50%
Greater Of [Member] | Average Invested Assets [Member] | Maximum [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Operating expenses as a percentage of benchmark	2.00%
Greater Of [Member] | Net Income, Excluding Additions to Non-cash Reserves and Gains on Sales of Assets [Member] | Maximum [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Operating expenses as a percentage of benchmark	25.00%
Assets at cost [Member] | Average Invested Assets [Member] | Maximum [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Oversight fees as a percentage of benchmark	0.75%
Quarterly Net Asset Value [Member] | Average Invested Assets [Member] | Maximum [Member] | Advisor [Member] | American Realty Capital Trust IV Advisors, LLC [Member]
Related Party Transaction [Line Items]
Oversight fees as a percentage of benchmark	0.75%
Nonrecurring Fees [Member] | Incurred [Member] | Acquisition and Related Expenses [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 0

Share-Based Compensation (Details) (USD $)	8 Months Ended
Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 4,000
Stock Option Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized, in shares	500,000
Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized, in shares	3,000,000
Shares issued	2,667
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 22.5
Shares granted automatically upon election to board of directors, in shares	1,333
Restricted share vesting period	5 years
Periodic vesting percentage	20.00%
Maximum authorized amount as a percentage of shares authorized	5.00%
Share-based compensation	$ 3,600
Maximum [Member] | Contract Purchase Price [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	0.00%
Maximum [Member] | Average Invested Assets [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	2.00%
Maximum [Member] | Net Income, Excluding Additions to Non-cash Reserves and Gains on Sales of Assets [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	25.00%
Maximum [Member] | Disposition Fees [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	3.00%
Maximum [Member] | Net Sale Proceeds, after Return of Capital Contributions and Annual Targeted Investor Return [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	15.00%
Maximum [Member] | Pre-tax Non-compounded Return on Capital Contribution [Member] | Restricted Share Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of Restricted Share Grants	6.00%

Net Loss Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	8 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Net Loss Per Share [Abstract]
Net Income (Loss) Attributable to Parent	$ (118)	$ (153)
Basic and diluted weighted average shares outstanding	48,285	27,381
Basic and diluted net loss per share	$ (2.44)	$ (5.59)

Subsequent Events Subsequent Events (Details) (USD $)	8 Months Ended						8 Months Ended		9 Months Ended	1 Months Ended
	Sep. 30, 2012 property sqft	Oct. 31, 2012	Oct. 31, 2012 Subsequent Event [Member]	Sep. 30, 2012 Common Stock [Member]	Sep. 10, 2012 Common Stock [Member]	Oct. 31, 2012 Common Stock [Member] Subsequent Event [Member]	Sep. 30, 2012 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member] Subsequent Event [Member]	Oct. 31, 2012 Common Stock [Member] Subsequent Event [Member]	Oct. 31, 2012 Issuance of Equity [Member] Common Stock [Member] Subsequent Event [Member]	Sep. 30, 2012 2012 Acquisitons [Member] property sqft		Oct. 31, 2012 October Acquisitions [Member] property sqft		Oct. 31, 2012 Subsequent Event [Member] sqft property
Subsequent Event [Line Items]
Number of Real Estate Properties	1										1		3		4
Common stock, shares outstanding	374,760	2,824,010	2,824,010
Common Stock, Value, Outstanding	$ 9,300,000		$ 70,500,000
Share Price				$ 25	$ 25	$ 25
Stock Issued During Period, Value, New Issues	(9,004,000)						(4,000)	(9,004,000)	(69,997,000)	60,993,000
Business Acquisition, Cost of Acquired Entity, Purchase Price											$ 1,125,000	[1]	$ 8,646,000	[1]	$ 9,771,000	[1]
Area of Real Estate Property	9,026										9,026		62,731		71,757

[1]	(1) Contract purchase price, excluding acquisition and transaction related costs.